FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 31, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”) Federated Hermes U.S. Treasury Cash Reserves (the “Fund”) Cash Reserve Shares
1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 264 on March 31, 2025.

If you have any questions on the enclosed material, please contact Allison Miller at Allison.Miller@federatedhermes.com or (412) 288-8652.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary